Distribution Date:	03/15/24	Benchmark 2023-V3 Mortgage Trust
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2023-V3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	scott.epperson@gs.com gs-
				refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President – Division Head	Fax Number: (913) 253-9001
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: Amy Dixon, General Counsel	amy.dixon@greyco.com
Mortgage Loan Detail (Part 2)	15-16		5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Liquidated Loan Detail	24	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: Benchmark 2023-V3 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163VAA5	5.956700%	2,083,000.00	1,913,574.98	41,640.38	9,498.83	0.00	0.00	51,139.21	1,871,934.60	30.01%	30.00%
A-2	08163VAB3	5.896300%	200,000,000.00	200,000,000.00	0.00	982,716.67	0.00	0.00	982,716.67	200,000,000.00	30.01%	30.00%
A-3	08163VAC1	6.362900%	439,732,000.00	439,732,000.00	0.00	2,331,642.29	0.00	0.00	2,331,642.29	439,732,000.00	30.01%	30.00%
A-S	08163VAF4	7.096700%	123,779,000.00	123,779,000.00	0.00	732,018.69	0.00	0.00	732,018.69	123,779,000.00	16.50%	16.50%
B	08163VAG2	6.923700%	38,967,000.00	38,967,000.00	0.00	224,829.85	0.00	0.00	224,829.85	38,967,000.00	12.25%	12.25%
C	08163VAH0	7.172953%	33,237,000.00	33,237,000.00	0.00	198,672.86	0.00	0.00	198,672.86	33,237,000.00	8.63%	8.63%
D	08163VAL1	4.000000%	11,461,000.00	11,461,000.00	0.00	38,203.33	0.00	0.00	38,203.33	11,461,000.00	7.38%	7.38%
E	08163VAN7	4.000000%	9,169,000.00	9,169,000.00	0.00	30,563.33	0.00	0.00	30,563.33	9,169,000.00	6.38%	6.38%
F	08163VAQ0	7.172953%	17,191,000.00	17,191,000.00	0.00	102,758.53	0.00	0.00	102,758.53	17,191,000.00	4.50%	4.50%
G	08163VAS6	7.172953%	10,315,000.00	10,315,000.00	0.00	61,657.51	0.00	0.00	61,657.51	10,315,000.00	3.38%	3.38%
H	08163VAU1	7.172953%	30,945,508.00	30,945,508.00	0.00	184,975.56	0.00	0.00	184,975.56	30,945,508.00	0.00%	0.00%
RRC	08163VAY3	7.172953%	23,803,350.00	23,798,951.52	1,081.04	142,257.29	0.00	0.00	143,338.33	23,797,870.48	0.00%	0.00%
RRI	N/A	7.172953%	24,453,467.00	24,448,948.38	1,110.56	146,142.63	0.00	0.00	147,253.19	24,447,837.82	0.00%	0.00%
R	08163VAW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			965,136,325.00	964,957,982.88	43,831.98	5,185,937.37	0.00	0.00	5,229,769.35	964,914,150.90

X-A	08163VAD9	0.814323%	765,594,000.00	765,424,574.98	0.00	519,418.76	0.00	0.00	519,418.76	765,382,934.60
X-B	08163VAE7	0.134517%	72,204,000.00	72,204,000.00	0.00	8,093.86	0.00	0.00	8,093.86	72,204,000.00
X-D	08163VAJ6	3.172953%	20,630,000.00	20,630,000.00	0.00	54,548.35	0.00	0.00	54,548.35	20,630,000.00
Notional SubTotal			858,428,000.00	858,258,574.98	0.00	582,060.97	0.00	0.00	582,060.97	858,216,934.60

Deal Distribution Total					43,831.98	5,767,998.34	0.00	0.00	5,811,830.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163VAA5	918.66297648	19.99058089	4.56016803	0.00000000	0.00000000	0.00000000	0.00000000	24.55074892	898.67239558
A-2	08163VAB3	1,000.00000000	0.00000000	4.91358335	0.00000000	0.00000000	0.00000000	0.00000000	4.91358335	1,000.00000000
A-3	08163VAC1	1,000.00000000	0.00000000	5.30241668	0.00000000	0.00000000	0.00000000	0.00000000	5.30241668	1,000.00000000
A-S	08163VAF4	1,000.00000000	0.00000000	5.91391666	0.00000000	0.00000000	0.00000000	0.00000000	5.91391666	1,000.00000000
B	08163VAG2	1,000.00000000	0.00000000	5.76975004	0.00000000	0.00000000	0.00000000	0.00000000	5.76975004	1,000.00000000
C	08163VAH0	1,000.00000000	0.00000000	5.97746066	0.00000000	0.00000000	0.00000000	0.00000000	5.97746066	1,000.00000000
D	08163VAL1	1,000.00000000	0.00000000	3.33333304	0.00000000	0.00000000	0.00000000	0.00000000	3.33333304	1,000.00000000
E	08163VAN7	1,000.00000000	0.00000000	3.33333297	0.00000000	0.00000000	0.00000000	0.00000000	3.33333297	1,000.00000000
F	08163VAQ0	1,000.00000000	0.00000000	5.97746088	0.00000000	0.00000000	0.00000000	0.00000000	5.97746088	1,000.00000000
G	08163VAS6	1,000.00000000	0.00000000	5.97746098	0.00000000	0.00000000	0.00000000	0.00000000	5.97746098	1,000.00000000
H	08163VAU1	1,000.00000000	0.00000000	5.97746077	0.00000000	0.08880255	0.00000000	0.00000000	5.97746077	1,000.00000000
RRC	08163VAY3	999.81521593	0.04541546	5.97635585	0.00000000	0.00299706	0.00000000	0.00000000	6.02177131	999.76980047
RRI	N/A	999.81521557	0.04541524	5.97635624	0.00000000	0.00299753	0.00000000	0.00000000	6.02177147	999.76980033
R	08163VAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163VAD9	999.77870122	0.00000000	0.67845197	0.00000000	0.00000000	0.00000000	0.00000000	0.67845197	999.72431158
X-B	08163VAE7	1,000.00000000	0.00000000	0.11209711	0.00000000	0.00000000	0.00000000	0.00000000	0.11209711	1,000.00000000
X-D	08163VAJ6	1,000.00000000	0.00000000	2.64412748	0.00000000	0.00000000	0.00000000	0.00000000	2.64412748	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/24 - 02/29/24	30	0.00	9,498.83	0.00	9,498.83	0.00	0.00	0.00	9,498.83	0.00
A-2	02/01/24 - 02/29/24	30	0.00	982,716.67	0.00	982,716.67	0.00	0.00	0.00	982,716.67	0.00
A-3	02/01/24 - 02/29/24	30	0.00	2,331,642.29	0.00	2,331,642.29	0.00	0.00	0.00	2,331,642.29	0.00
X-A	02/01/24 - 02/29/24	30	0.00	519,418.76	0.00	519,418.76	0.00	0.00	0.00	519,418.76	0.00
X-B	02/01/24 - 02/29/24	30	0.00	8,093.86	0.00	8,093.86	0.00	0.00	0.00	8,093.86	0.00
X-D	02/01/24 - 02/29/24	30	0.00	54,548.35	0.00	54,548.35	0.00	0.00	0.00	54,548.35	0.00
A-S	02/01/24 - 02/29/24	30	0.00	732,018.69	0.00	732,018.69	0.00	0.00	0.00	732,018.69	0.00
B	02/01/24 - 02/29/24	30	0.00	224,829.85	0.00	224,829.85	0.00	0.00	0.00	224,829.85	0.00
C	02/01/24 - 02/29/24	30	0.00	198,672.86	0.00	198,672.86	0.00	0.00	0.00	198,672.86	0.00
D	02/01/24 - 02/29/24	30	0.00	38,203.33	0.00	38,203.33	0.00	0.00	0.00	38,203.33	0.00
E	02/01/24 - 02/29/24	30	0.00	30,563.33	0.00	30,563.33	0.00	0.00	0.00	30,563.33	0.00
F	02/01/24 - 02/29/24	30	0.00	102,758.53	0.00	102,758.53	0.00	0.00	0.00	102,758.53	0.00
G	02/01/24 - 02/29/24	30	0.00	61,657.51	0.00	61,657.51	0.00	0.00	0.00	61,657.51	0.00
H	02/01/24 - 02/29/24	30	2,731.71	184,975.55	0.00	184,975.55	0.00	0.00	0.00	184,975.56	2,748.04
RRC	02/01/24 - 02/29/24	30	70.92	142,257.29	0.00	142,257.29	0.00	0.00	0.00	142,257.29	71.34
RRI	02/01/24 - 02/29/24	30	72.86	146,142.63	0.00	146,142.63	0.00	0.00	0.00	146,142.63	73.30
Totals			2,875.49	5,767,998.33	0.00	5,767,998.33	0.00	0.00	0.00	5,767,998.34	2,892.68

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	5,811,830.32
Non-VRR Interest Available Funds	5,521,238.78
VRR Interest Available Funds	290,591.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,587,846.92	Master Servicing Fee	3,087.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,369.06
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.66
ARD Interest	0.00	Operating Advisor Fee	1,274.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	192,271.48
Total Interest Collected	5,780,118.40	Total Fees	12,120.10

Principal		Expenses/Reimbursements
Scheduled Principal	43,831.98	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	43,831.98	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,767,998.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	43,831.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,811,830.32
Total Funds Collected	5,823,950.38	Total Funds Distributed	5,823,950.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	964,957,983.07	964,957,983.07	Beginning Certificate Balance	964,957,982.88
(-) Scheduled Principal Collections	43,831.98	43,831.98	(-) Principal Distributions	43,831.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	964,914,151.09	964,914,151.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	964,957,983.07	964,957,983.07	Ending Certificate Balance	964,914,150.90
Ending Actual Collateral Balance	964,914,151.09	964,914,151.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$19,999,999 or less	32	306,488,781.51	31.76%	51	6.9857	1.808278	1.40 or less	14	311,433,673.11	32.28%	51	7.4529	1.248299
$20,000,000 to $29,999,999	7	155,373,369.58	16.10%	51	7.1632	1.433529	1.4100000 to 1.600000	16	294,513,477.98	30.52%	51	7.4856	1.529868
$30,000,000 to $39,999,999	6	203,450,000.00	21.08%	51	7.6381	1.579828	1.6100000 to 2.000000	11	173,017,000.00	17.93%	51	7.1023	1.819450
$40,000,000 to $49,999,999	3	133,020,000.00	13.79%	52	7.6281	1.808731	2.0100000 or greater	10	185,950,000.00	19.27%	51	6.3553	2.400072
$50,000,000 to $59,999,999	2	101,082,000.00	10.48%	51	6.3192	1.731228	Totals	51	964,914,151.09	100.00%	51	7.1885	1.658612
$60,000,000 or greater	1	65,500,000.00	6.79%	52	7.2500	1.320000
Totals	51	964,914,151.09	100.00%	51	7.1885	1.658612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alaska	2	16,445,000.00	1.70%	51	6.7426	1.617036	Texas	7	102,063,000.00	10.58%	51	7.4982	1.771060
Arizona	3	24,850,000.00	2.58%	50	6.6609	1.583280	Virginia	2	5,768,000.00	0.60%	51	5.8050	2.140000
California	2	112,000,000.00	11.61%	52	6.6430	2.112321	West Virginia	1	775,000.00	0.08%	51	5.6720	2.170000
Connecticut	1	877,000.00	0.09%	52	7.5980	1.670000	Wisconsin	3	2,942,000.00	0.30%	52	7.5980	1.670000
Florida	2	36,050,000.00	3.74%	52	8.3113	1.324438	Totals	73	964,914,151.09	100.00%	51	7.1885	1.658612
Georgia	1	8,956,072.70	0.93%	51	8.3050	1.360000
									Property Type³
Illinois	2	5,775,000.00	0.60%	51	5.6720	2.170000
Kentucky	2	45,585,000.00	4.72%	51	8.0886	1.478983		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maine	1	1,205,000.00	0.12%	52	7.5980	1.670000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	10,000,000.00	1.04%	50	7.3500	2.280000	Industrial	10	103,776,000.00	10.75%	52	6.9897	1.518255
Massachusetts	4	48,050,000.00	4.98%	52	6.3805	1.960323	Lodging	4	86,750,000.00	8.99%	51	8.0777	1.973948
Michigan	4	79,075,000.00	8.20%	52	7.2747	1.347553	Mixed Use	2	43,000,000.00	4.46%	51	7.6222	1.450000
Minnesota	1	502,000.00	0.05%	52	7.5980	1.670000	Mobile Home Park	2	16,445,000.00	1.70%	51	6.7426	1.617036
Missouri	1	20,075,000.00	2.08%	51	5.6720	2.170000	Multi-Family	4	88,250,000.00	9.15%	51	7.1361	1.503337
Nebraska	5	3,901,000.00	0.40%	52	7.5980	1.670000	Office	11	249,917,151.09	25.90%	51	7.3568	1.590935
Nevada	1	20,000,000.00	2.07%	51	6.8055	1.460000	Other	3	109,000,000.00	11.30%	52	6.9625	2.051835
New Hampshire	1	1,970,000.00	0.20%	52	7.5980	1.670000	Retail	33	249,008,000.00	25.81%	50	6.8757	1.606723
New Jersey	6	106,183,477.98	11.00%	51	7.4284	1.902622	Self Storage	4	18,768,000.00	1.95%	51	6.8458	1.527575
New Mexico	1	1,665,000.00	0.17%	52	7.5980	1.670000	Totals	73	964,914,151.09	100.00%	51	7.1885	1.658612
New York	9	202,100,000.00	20.94%	50	6.9461	1.450638
Ohio	2	25,627,000.00	2.66%	50	7.9333	1.594435
Oklahoma	1	925,000.00	0.10%	51	5.6720	2.170000
Pennsylvania	5	70,943,369.58	7.35%	52	7.6574	1.364415
Rhode Island	1	652,000.00	0.07%	52	7.5980	1.670000
Tennessee	1	9,954,230.83	1.03%	52	7.9999	0.920000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.5000% or less	11	165,950,000.00	17.20%	50	5.9438	1.983389	12 months or less	49	937,914,151.09	97.20%	51	7.2256	1.644179
	6.5010% to 7.0000%	13	249,751,046.51	25.88%	51	6.7786	1.677058	13 months or greater	2	27,000,000.00	2.80%	46	5.8990	2.160000
	7.0010% to 7.5000%	9	156,420,697.67	16.21%	51	7.2937	1.518256	Totals	51	964,914,151.09	100.00%	51	7.1885	1.658612
	7.5010% to 8.0000%	13	260,863,078.39	27.03%	51	7.7592	1.626286
	8.0010 or greater	5	131,929,328.52	13.67%	52	8.2770	1.445495
	Totals	51	964,914,151.09	100.00%	51	7.1885	1.658612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	57 months or less	51	964,914,151.09	100.00%	51	7.1885	1.658612	Interest Only	45	895,895,000.00	92.85%	51	7.1441	1.691589
58 months to 59 months		0	0.00	0.00%	0	0.0000	0.000000	358 or less	6	69,019,151.09	7.15%	52	7.7646	1.230562
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	964,914,151.09	100.00%	51	7.1885	1.658612	Totals	51	964,914,151.09	100.00%	51	7.1885	1.658612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		22	466,968,477.98	48.39%	52	7.3458	1.655130			No outstanding loans in this group
	12 months or less	29	497,945,673.11	51.61%	51	7.0410	1.661878
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	964,914,151.09	100.00%	51	7.1885	1.658612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-1	30509890	98	Los Angeles	CA	Actual/360	6.533%	238,505.31	0.00	0.00	N/A	07/06/28	--	45,320,000.00	45,320,000.00	03/06/24
1A2-1	30509894				Actual/360	6.533%	78,940.42	0.00	0.00	N/A	07/06/28	--	15,000,000.00	15,000,000.00	03/06/24
1A2-2	30509895				Actual/360	6.533%	52,626.94	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	03/06/24
1A2-3	30509896				Actual/360	6.533%	24,629.41	0.00	0.00	N/A	07/06/28	--	4,680,000.00	4,680,000.00	03/06/24
2	30509856	IN	Various	MI	Actual/360	7.250%	382,538.19	0.00	0.00	N/A	07/06/28	--	65,500,000.00	65,500,000.00	03/06/24
3	30509829	Various Various		Various	Actual/360	5.672%	231,571.69	0.00	0.00	N/A	06/01/28	--	50,682,000.00	50,682,000.00	03/01/24
4	30509845	MF	Brooklyn	NY	Actual/360	6.970%	282,982.00	0.00	0.00	N/A	06/06/28	--	50,400,000.00	50,400,000.00	03/06/24
5A2	30509862	RT	Brooklyn	NY	Actual/360	6.873%	138,414.58	0.00	0.00	N/A	06/05/28	--	25,000,000.00	25,000,000.00	03/05/24
5A4	30509864				Actual/360	6.873%	83,048.75	0.00	0.00	N/A	06/05/28	--	15,000,000.00	15,000,000.00	03/05/24
5A6	30509866				Actual/360	6.873%	55,365.83	0.00	0.00	N/A	06/05/28	--	10,000,000.00	10,000,000.00	03/05/24
6A3	30321735	OF	Boston	MA	Actual/360	6.298%	114,151.25	0.00	0.00	N/A	07/06/28	--	22,500,000.00	22,500,000.00	03/06/24
6A4-3	30321738				Actual/360	6.298%	25,366.94	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	03/06/24
6A8-2-A	30321744				Actual/360	6.298%	88,784.31	0.00	0.00	N/A	07/06/28	--	17,500,000.00	17,500,000.00	03/06/24
7A1	30509822	RT	Louisville	KY	Actual/360	8.120%	294,350.00	0.00	0.00	N/A	06/01/28	--	45,000,000.00	45,000,000.00	03/01/24
8	30509938	OF	Ewing Township	NJ	Actual/360	8.272%	284,533.82	0.00	0.00	N/A	07/01/28	--	42,700,000.00	42,700,000.00	03/01/24
9	30530267	RT	Riverside	CA	Actual/360	6.866%	204,644.94	0.00	0.00	N/A	06/06/28	--	37,000,000.00	37,000,000.00	03/06/24
10A2	30509759	MF	Austin	TX	Actual/360	7.370%	207,793.06	0.00	0.00	N/A	05/06/28	--	35,000,000.00	35,000,000.00	03/06/24
11	30321769	LO	Orlando	FL	Actual/360	8.450%	233,137.85	0.00	0.00	N/A	07/06/28	--	34,250,000.00	34,250,000.00	03/06/24
12A2	30509969	98	New York	NY	Actual/360	7.910%	216,646.11	0.00	0.00	N/A	06/06/28	--	34,000,000.00	34,000,000.00	03/06/24
13A6	30321770	OF	Houston	TX	Actual/360	7.630%	196,684.44	0.00	0.00	N/A	05/06/28	--	32,000,000.00	32,000,000.00	03/06/24
14	30509914	OF	Houston	TX	Actual/360	7.675%	192,898.33	0.00	0.00	N/A	07/06/28	--	31,200,000.00	31,200,000.00	03/06/24
15A2-1-A	30509704	OF	Jersey City	NJ	Actual/360	5.840%	94,088.89	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	03/06/24
15A5-2	30509991				Actual/360	5.840%	35,283.33	0.00	0.00	N/A	04/06/28	--	7,500,000.00	7,500,000.00	03/06/24
16A4-2-1	30509760	RT	Valley Stream	NY	Actual/360	5.899%	57,023.67	0.00	0.00	N/A	01/06/28	--	12,000,000.00	12,000,000.00	03/06/24
16A16	30530242				Actual/360	5.899%	71,279.58	0.00	0.00	N/A	01/06/28	--	15,000,000.00	15,000,000.00	03/06/24
17	30509738	LO	Cleveland	OH	Actual/360	7.990%	160,909.72	0.00	0.00	N/A	05/06/28	--	25,000,000.00	25,000,000.00	03/06/24
18A1	30509755	MU	Philadelphia	PA	Actual/360	7.685%	77,383.68	0.00	0.00	N/A	07/06/28	--	12,500,000.00	12,500,000.00	03/06/24
18A2	30509872				Actual/360	7.685%	65,002.29	0.00	0.00	N/A	07/06/28	--	10,500,000.00	10,500,000.00	03/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19A6	30321732	OF	Philadelphia	PA	Actual/360	7.787%	141,148.44	0.00	0.00	N/A	06/06/28	--	22,500,000.00	22,500,000.00	03/06/24
20	30509886	OF	King of Prussia	PA	Actual/360	7.690%	126,328.22	19,509.17	0.00	N/A	07/06/28	--	20,392,878.75	20,373,369.58	03/06/24
21A-1-C2A	30530269	RT	Las Vegas	NV	Actual/360	6.805%	90,489.51	0.00	0.00	N/A	06/06/28	--	16,506,046.51	16,506,046.51	03/06/24
21A-1-C2B	30509919				Actual/360	7.253%	14,436.32	0.00	0.00	N/A	06/06/28	--	2,470,697.67	2,470,697.67	03/06/24
21A-1-C2C	30509920				Actual/360	9.351%	7,707.76	0.00	0.00	N/A	06/06/28	--	1,023,255.82	1,023,255.82	03/06/24
22A3	30509767	MU	Flushing	NY	Actual/360	7.550%	121,638.89	0.00	0.00	N/A	05/05/28	--	20,000,000.00	20,000,000.00	03/05/24
23	30509915	Various Various		Various	Actual/360	7.598%	108,347.06	0.00	0.00	N/A	07/06/28	--	17,702,000.00	17,702,000.00	03/06/24
24	30321771	LO	Mount Laurel	NJ	Actual/360	7.890%	111,227.08	0.00	0.00	N/A	07/06/28	--	17,500,000.00	17,500,000.00	03/06/24
25	30509913	RT	Tempe	AZ	Actual/360	7.040%	79,395.56	0.00	0.00	N/A	07/06/28	--	14,000,000.00	14,000,000.00	03/06/24
26	30509871	IN	Lansing	MI	Actual/360	7.470%	78,227.50	0.00	0.00	N/A	07/06/28	--	13,000,000.00	13,000,000.00	03/06/24
27	30509880	MH	Anchorage	AK	Actual/360	6.711%	60,088.62	0.00	0.00	N/A	06/06/28	--	11,115,000.00	11,115,000.00	03/06/24
28A2-C2-2	30321772	RT	Scottsdale	AZ	Actual/360	6.214%	25,029.62	0.00	0.00	N/A	03/06/28	--	5,000,000.00	5,000,000.00	02/06/24
28A2-C3-2	30321773				Actual/360	6.214%	25,029.62	0.00	0.00	N/A	03/06/28	--	5,000,000.00	5,000,000.00	02/06/24
29A2	30509947	OF	Knoxville	TN	Actual/360	8.000%	64,207.77	9,167.99	0.00	N/A	07/06/28	--	9,963,398.82	9,954,230.83	03/06/24
30	30321774	LO	Laurel	MD	Actual/360	7.350%	59,208.33	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	03/06/24
31A2	30509884	OF	Atlanta	GA	Actual/360	8.305%	59,970.83	7,991.47	0.00	N/A	06/01/28	--	8,964,064.17	8,956,072.70	03/01/24
32	30509881	SS	Teaneck	NJ	Actual/360	7.465%	51,715.86	0.00	0.00	N/A	07/06/28	--	8,600,000.00	8,600,000.00	03/06/24
33	30509879	OF	River Edge	NJ	Actual/360	7.850%	48,316.44	7,163.35	0.00	N/A	07/06/28	--	7,640,641.33	7,633,477.98	03/06/24
34	30509793	SS	Various	VA	Actual/360	5.805%	26,972.61	0.00	0.00	N/A	06/06/28	--	5,768,000.00	5,768,000.00	03/06/24
35	30509804	MH	Anchorage	AK	Actual/360	6.809%	29,233.05	0.00	0.00	N/A	06/06/28	--	5,330,000.00	5,330,000.00	03/06/24
36	30509867	RT	New York	NY	Actual/360	7.250%	29,201.39	0.00	0.00	N/A	06/06/28	--	5,000,000.00	5,000,000.00	03/06/24
37	30509768	SS	Carlisle	PA	Actual/360	7.000%	24,811.11	0.00	0.00	N/A	05/06/28	--	4,400,000.00	4,400,000.00	03/06/24
38	30509916	MF	Brooklyn	NY	Actual/360	7.200%	16,530.00	0.00	0.00	N/A	07/06/28	--	2,850,000.00	2,850,000.00	03/06/24
Totals							5,587,846.92	43,831.98	0.00				964,957,983.07	964,914,151.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	4,261,415.10	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	6,427,173.95	06/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	0.00	13,834,008.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	0.00	13,834,008.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A6	0.00	13,834,008.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	60,431,393.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4-3	0.00	60,431,393.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A8-2-A	0.00	60,431,393.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	6,336,601.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	4,167,485.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	0.00	10,442,814.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	4,210,573.47	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2-1-A	0.00	22,674,369.45	04/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5-2	0.00	22,674,369.45	04/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A4-2-1	0.00	48,687,134.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A16	0.00	48,687,134.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	3,903,729.72	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,403,316.71	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1-C2A	0.00	48,204,423.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1-C2B	0.00	48,204,423.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1-C2C	0.00	48,204,423.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22A3	0.00	5,446,923.65	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	785,877.14	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	6,369,626.80	07/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	1,001,745.19	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2-C2-2	0.00	71,935,767.01	01/01/23	09/30/23	--	0.00	0.00	25,003.44	25,003.44	0.00	0.00
28A2-C3-2	0.00	71,935,767.01	01/01/23	09/30/23	--	0.00	0.00	25,003.44	25,003.44	0.00	0.00
29A2	0.00	7,230,022.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31A2	0.00	3,637,913.29	07/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	591,742.65	06/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	437,452.64	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	357,573.35	05/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	721,016,005.12				0.00	0.00	50,006.88	50,006.88	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188506%	7.172915%	51
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188538%	7.172946%	52
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188555%	7.172963%	53
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188571%	7.172979%	54
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188595%	7.173003%	55
10/17/23	2	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188612%	7.173019%	56
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188635%	7.173043%	57
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188651%	7.173059%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
28A2-C2-2	30321772	02/06/24	0	A	25,003.44	25,003.44	0.00		5,000,000.00
28A2-C3-2	30321773	02/06/24	0	A	25,003.44	25,003.44	0.00		5,000,000.00
Totals					50,006.88	50,006.88	0.00		10,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		37,000,000	37,000,000		0	0
49 - 60 Months		927,914,151	927,914,151		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	964,914,151	964,914,151	0	0	0	0
Feb-24	964,957,983	964,957,983	0	0	0	0
Jan-24	964,981,050	964,981,050	0	0	0	0
Dec-23	965,003,961	965,003,961	0	0	0	0
Nov-23	965,036,970	965,036,970	0	0	0	0
Oct-23	965,059,504	955,059,504	10,000,000	0	0	0
Sep-23	965,092,150	965,092,150	0	0	0	0
Aug-23	965,114,313	965,114,313	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27